Due To Trust Account (Tables)	12 Months Ended
Mar. 31, 2012
Due To Trust Account [Abstract]
Schedule Of Due To Trust Account Transactions

	2010	2011(1)	2012
	(in millions, except percentages)
Average balance outstanding during the fiscal year	¥1,683,607	¥674,622	¥608,061
Maximum balance at any month-end during the fiscal year	1,795,280	752,244	1,117,699
Weighted average interest rate during the fiscal year	0.36%	0.12%	0.11%

Note

(1)	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, the amount of average balance outstanding, the maximum balance at any month-end and weighted average interest rate during the fiscal year ended March 31, 2011 decreased. See Note 1 for further discussion of the adoption of the new guidance.